UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21482

AIG SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

Robert M. Zakem, Esq.

Senior Vice President & General Counsel

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6363

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

Item 1. Schedule of Investments.

AIG Series Trust - 2010 High Watermark Fund

PORTFOLIO OF INVESTMENTS - July 31, 2004 (unaudited)

Security Description	Principal Amount/ Options Purchased	Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS - 39.9%
U.S. Treasuries - 39.9%

United States Treasury Strip zero coupon due 08/15/10 (1) (cost $5,468,311)	$7,000,000	$5,475,813

PUT OPTIONS PURCHASED - 0.1% †

Index/Expiration Date/Exercise Price
S&P 500 Index / September 2004 / $1,000	1,750	6,475
S&P 500 Index / September 2004 / $1,005	250	1,000
S&P 500 Index / September 2004 / $975	1,250	3,000

Total Put Options Purchased (cost $17,025)		10,475

Total Investment Securities (cost $5,485,336)		5,486,288

SHORT-TERM SECURITIES - 41.7%
U.S. Treasuries - 38.5%

United States Treasury Bills 1.36% due 11/04/04 (1)	150,000	149,428
United States Treasury Bills 1.39% due 11/04/04 (1)	1,095,000	1,090,826
United States Treasury Bills 1.40% due 11/04/04 (1)	1,155,000	1,150,597
United States Treasury Bills 1.45% due 11/04/04 (1)	80,000	79,695
United States Treasury Bills 1.58% due 11/04/04 (1)	310,000	308,818
United States Treasury Bills 1.63% due 01/13/05 (1)	220,000	218,285
United States Treasury Bills 1.65% due 01/13/05 (1)	100,000	99,221
United States Treasury Bills 1.66% due 01/13/05 (1)	335,000	332,389
United States Treasury Bills 1.68% due 01/13/05 (1)	930,000	922,750
United States Treasury Bills 1.69% due 01/13/05 (1)	400,000	396,882
United States Treasury Bills 1.70% due 01/13/05 (1)	25,000	24,805
United States Treasury Bills 1.71% due 01/13/05 (1)	525,000	520,908

		5,294,604

Time Deposit - 3.2%

Euro Time Deposit with State Street Bank & Trust 0.35% due 08/02/04 (cost $441,000) (1)	441,000	441,000

Total Short-Term Securities (cost $5,736,099)		5,735,604

TOTAL INVESTMENTS - (cost $11,221,435) @	81.7%	11,221,892
Other assets less liabilities	18.3	2,508,174

NET ASSETS -	100.0%	$13,730,066

†	Non-income producing security
@	At July 31, 2004, the cost of securities for federal income tax purposes was the same for book purposes.
(1)	The security or a portion thereof represents collateral for open futures contracts.

	Shares Subject To Call	Value (Note 1)
Call Options Written - (0.1%)

Index/Expiration Date/Exercise Price
S&P 500 Index / September 2004 / $1,125	(750)	$(8,550)
S&P 500 Index / September 2004 / $1,140	(750)	(4,875)
S&P 500 Index / September 2004 / $1,150	(750)	(3,150)
S&P 500 Index / September 2004 / $1,170	(750)	(1,350)
S&P 500 Index / September 2004 / $1,190	(250)	(175)

Total Call Options Written (premiums received $27,425)		$(18,100)

Open Futures Contracts

Number of Contacts	Description	Expiration Date	Value at Trade Date	Value as of July 31, 2004	Unrealized Appreciation/(Depreciation)
13 Long	S&P 500 Futures Index	September 2004	$3,591,600	$3,578,575	$(13,025)
36 Long	S&P 500 E-Mini Futures Index	September 2004	1,992,884	1,981,980	(10,904)

					$(23,929)

See Notes to Portfolio of Investments

AIG Series Trust - 2015 High Watermark Fund

PORTFOLIO OF INVESTMENTS - July 31, 2004 (unaudited)

Security Description	Principal Amount/ Options Purchased	Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS - 38.2%
U.S. Treasuries - 38.2%

United States Treasury Strip zero coupon due 08/15/10 (1) (cost $1,293,482)	$2,250,000	$1,307,430

PUT OPTIONS PURCHASED - 0.1% †

Index/Expiration Date/Exercise Price
S&P 500 Index / September 2004 / $1,000 (cost $4,636)	750	2,775

Total Investment Securities (cost $1,298,118)		1,310,205

SHORT-TERM SECURITIES - 47.6%
U.S. Treasuries - 47.6%

United States Treasury Bills 1.36% due 11/04/04 (1)	175,000	174,333
United States Treasury Bills 1.37% due 11/04/04 (1)	50,000	49,809
United States Treasury Bills 1.39% due 11/04/04 (1)	225,000	224,142
United States Treasury Bills 1.40% due 11/04/04 (1)	300,000	298,856
United States Treasury Bills 1.58% due 11/04/04 (1)	435,000	433,343
United States Treasury Bills 1.63% due 01/13/05 (1)	75,000	74,415
United States Treasury Bills 1.66% due 01/13/05 (1)	50,000	49,610
United States Treasury Bills 1.68% due 01/13/05 (1)	50,000	49,610
United States Treasury Bills 1.69% due 01/13/05 (1)	125,000	124,026
United States Treasury Bills 1.70% due 01/13/05 (1)	25,000	24,805
United States Treasury Bills 1.71% due 01/13/05 (1)	125,000	124,026

Total Short-Term Securities (cost $1,626,980)		1,626,975

TOTAL INVESTMENTS - (cost $2,925,098) @	85.9%	2,937,180
Other assets less liabilities	14.1	483,865

NET ASSETS -	100.0%	$3,421,045

†	Non-income producing security
@	At July 31, 2004, the cost of securities for federal income tax purposes was the same for book purposes.
(1)	The security or a portion thereof represents collateral for open futures contracts.

	Shares Subject To Call	Value (Note 1)
Call Options Written - (0.1%)

Index/Expiration Date/Exercise Price
S&P 500 Index / September 2004 / $1,140	(250)	$(1,625)
S&P 500 Index / September 2004 / $1,170	(500)	(900)

Total Call Options Written (premiums received $6,089)		$(2,525)

Open Futures Contracts

Number of Contacts	Description	Expiration Date	Value at Trade Date	Value as of July 31, 2004	Unrealized Appreciation/(Depreciation)
3 Long	S&P 500 Futures Index	September 2004	$850,061	$825,825	$(24,236)
28 Long	S&P 500 E-Mini Futures Index	September 2004	1,552,688	1,541,540	(11,148)

					$(35,384)

See Notes to Portfolio of Investments

AIG Series Trust - 2020 High Watermark Fund

PORTFOLIO OF INVESTMENTS - July 31, 2004 (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS - 30.8%
U.S. Treasuries - 30.8%

United States Treasury Strip zero coupon due 08/15/20 (cost $463,933)(1)	$1,125,000	$473,497

SHORT-TERM SECURITIES - 67.7%
U.S. Treasuries - 67.7%

United States Treasury Bills 1.39% due 11/04/04 (1)	70,000	69,733
United States Treasury Bills 1.58% due 11/04/04 (1)	735,000	732,198
United States Treasury Bills 1.65% due 01/13/05 (1)	40,000	39,688
United States Treasury Bills 1.66% due 01/13/05 (1)	50,000	49,610
United States Treasury Bills 1.68% due 01/13/05 (1)	50,000	49,610
United States Treasury Bills 1.71% due 01/13/05 (1)	100,000	99,221

Total Short-Term Securities (cost $1,039,829)		1,040,060

TOTAL INVESTMENTS - (cost $1,503,762) @	98.5%	1,513,557
Other assets less liabilities	1.5	22,524

NET ASSETS -	100.0%	$1,536,081

@	At July 31, 2004, the cost of securities for federal income tax purposes was the same for book purposes.
(1)	The security or a portion thereof represents collateral for open futures contracts.

Open Futures Contracts

Number of Contacts	Description	Expiration Date	Value at Trade Date	Value as of July 31, 2004	Unrealized Appreciation/(Depreciation)
2 Long	S&P 500 Futures Index	September 2004	$571,258	$550,550	$(20,708)
11 Long	S&P 500 E-Mini Futures Index	September 2004	619,110	605,605	(13,505)

					$(34,213)

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – (unaudited)

Note 1. Significant Accounting Policies

Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Securities listed on the NASDAQ exchange are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the securities is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid rice. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outsides pricing service to provide it with closing market prices and information used for adjusting those prices. Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities, then these securities may be fair valued as determined pursuant to procedures adopted in good faith under the direction of the Trust’s Trustees.

ADDITIONAL INFORMATION

Additional information is available without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIG Series Trust

By:	/s/ Robert M. Zakem
Robert M. Zakem

Date	September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Zakem
Robert M. Zakem

Date	September 29, 2004

By:	/s/ Donna M. Handel
Donna M. Handel

Date	September 29, 2004